Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia Massachusetts Intermediate Municipal Bond Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 11,083	$ 10,334	$ 10,125	$ 11,309	$ 11,125	$ 10,905	$ 10,105	$ 10,244	$ 10,148	$ 9,915	$ 9,700
Columbia Massachusetts Intermediate Municipal Bond Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 11,702	10,883	10,648	11,853	11,631	11,373	10,511	10,630	10,504	10,238	10,000
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 11,703	10,897	10,650	11,841	11,631	11,372	10,512	10,630	10,504	10,238	10,000
Columbia Massachusetts Intermediate Municipal Bond Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 11,799	10,967	10,706	11,911	11,675	11,404	10,532	10,636	10,504	10,238	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,548	11,439	11,144	12,661	12,336	11,908	10,883	10,939	10,704	10,287	10,000
Bloomberg 3-15 Year Blend Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Blend Municipal Bond Index
Account Value	$ 12,358	$ 11,458	$ 11,179	$ 12,369	$ 12,135	$ 11,686	$ 10,757	$ 10,829	$ 10,611	$ 10,264	$ 10,000